Long-term debt - Summary of Long Term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 25, 2017
Debt Instrument [Line Items]
Long-term debt and Capital lease obligations	$ 6,368	$ 6,450
Long-term debt:
Long-term debt and Capital lease obligations	6,368	6,450
Current portion of long-term debt	2,611	2,393	[1]
Long-term debt	3,757	4,057
Term Loan from Investissement Quebec Prime Plus Seven Percent [Member]
Debt Instrument [Line Items]
Long-term debt	1,204	2,141
Term Loan from Investissement Quebec Prime Plus Ten Percent [Member]
Debt Instrument [Line Items]
Long-term debt	586	1,061
Term Loan Facility [Member] | Senior Subordinated Loans [Member] | Libor Plus Nine Point Seven Five Percent [Member]
Debt Instrument [Line Items]
Long-term debt		500
Secured Debt [Member] | Furniture And Equipment [Member]
Debt Instrument [Line Items]
Obligations under capital leases	578	469
Cash Contribution [Member] | Montrovest BV [Member]
Debt Instrument [Line Items]
Long-term debt	$ 4,000	1,500
Term Loan Facility Repaid In June Two Thousand Seventeen [Member] | Term Loan from Investissement Quebec Prime Plus Five Point Five Percent [Member]
Debt Instrument [Line Items]
Long-term debt		$ 779

[1]	Retrospectively revised (see note 18)